Accumulated Other Comprehensive (Loss) Income (Tables)	6 Months Ended
Jun. 30, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive (Loss) Income
The components of accumulated other comprehensive loss consisted of the following:

(in thousands of $)	Pension and post-retirement benefit plan adjustments	Share of affiliates' comprehensive income	Total accumulated comprehensive loss
Balance at December 31, 2016	(12,956)	3,414	(9,542)
Other comprehensive income	—	1,632	1,632
Balance at June 30, 2017	(12,956)	5,046	(7,910)

Balance at December 31, 2017	(12,799)	5,030	(7,769)
Other comprehensive loss	—	(24,137)	(24,137)
Balance at June 30, 2018	(12,799)	(19,107)	(31,906)